S000039473 [Member] N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SIT MUTUAL FUNDS II INC
Entity Central Index Key	0000746601
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Aug. 01, 2025